Operating Segmentation (Tables)	6 Months Ended
Apr. 30, 2020
Text Block [Abstract]
Schedule of Operating Segments
Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)
For the three months ended April 30, 2020	Canadian P&C	U.S. P&C	BMO Wealth Management	BMO CM	Corporate Services (1)	Total
Net interest income (2)	1,495	1,129	212	855	(173)	3,518
Non-interest revenue	465	315	678	196	92	1,746
Total Revenue	1,960	1,444	890	1,051	(81)	5,264
Provision for credit losses on impaired loans	212	124	3	73	1	413
Provision for credit losses on performing loans	285	75	3	335	7	705
Total Provision for credit losses	497	199	6	408	8	1,118
Insurance claims, commissions and changes in policy benefit liabilities	-	-	(197)	-	-	(197)
Depreciation and amortization	133	146	71	57	-	407
Other non-interest expense	843	671	817	701	77	3,109
Income (loss) before taxes	487	428	193	(115)	(166)	827
Provision for (recovery of) income taxes	126	89	49	(41)	(85)	138
Reported net income (loss)	361	339	144	(74)	(81)	689
Average Assets	252,984	144,449	45,175	380,856	122,971	946,435

For the three months ended April 30, 2019	Canadian P&C	U.S. P&C	BMO Wealth Management	BMO CM	Corporate Services (1)	Total
Net interest income (2)	1,407	1,035	230	598	(135)	3,135
Non-interest revenue	506	281	1,612	638	41	3,078
Total Revenue	1,913	1,316	1,842	1,236	(94)	6,213
Provision for (recovery of) credit losses on impaired loans	122	18	(1)	12	(1)	150
Provision for credit losses on performing loans	16	5	1	3	1	26
Provision for credit losses	138	23	-	15	-	176
Insurance claims, commissions and changes in policy benefit liabilities	-	-	561	-	-	561
Depreciation and amortization	83	117	65	38	-	303
Other non-interest expense	860	658	817	854	103	3,292
Income (loss) before taxes	832	518	399	329	(197)	1,881
Provision for (recovery of) income taxes	216	112	94	79	(117)	384
Reported net income (loss)	616	406	305	250	(80)	1,497
Average Assets	235,410	124,679	40,402	344,723	75,762	820,976

(Canadian $ in millions)
For the six months ended April 30, 2020	Canadian P&C	U.S. P&C	Wealth Management	BMO CM	Corporate Services (1)	Total
Net interest income	3,052	2,180	443	1,551	(320)	6,906
Non-interest revenue	990	620	2,472	869	154	5,105
Total Revenue	4,042	2,800	2,915	2,420	(166)	12,011
Provision for credit losses on impaired loans	350	256	3	126	2	737
Provision for credit losses on performing loans	299	92	6	332	1	730
Total Provision for credit losses	649	348	9	458	3	1,467
Insurance claims, commissions and changes in policy benefit liabilities	-	-	519	-	-	519
Depreciation and a mortization	256	286	157	112	-	811
Non-interest expense	1,706	1,292	1,643	1,498	235	6,374
Income (loss) before taxes	1,431	874	587	352	(404)	2,840
Provision for (recovery of) income taxes	370	184	152	70	(217)	559
Reported net income (loss)	1,061	690	435	282	(187)	2,281
Average Assets	250,969	138,479	44,692	365,931	114,090	914,161

For the six months ended April 30, 2019	Canadian P&C	U.S. P&C	Wealth Management	BMO CM	Corporate Services (1)	Total
Net interest income	2,842	2,094	462	1,158	(249)	6,307
Non-interest revenue	1,021	560	3,520	1,215	107	6,423
Total Revenue	3,863	2,654	3,982	2,373	(142)	12,730
Provision for (recovery of) credit losses on impaired loans	236	33	1	13	(6)	277
Provision for (recovery of) credit losses on performing loans	22	(4)	1	17	-	36
Provision for (recovery of) credit losses	258	29	2	30	(6)	313
Insurance claims, commissions and changes in policy benefit liabilities	-	-	1,487	-	-	1,487
Depreciation and a mortization	163	227	132	72	-	594
Non-interest expense	1,736	1,315	1,646	1,616	245	6,558
Income (loss) before taxes	1,706	1,083	715	655	(381)	3,778
Provision for (recovery of) income taxes	442	233	172	149	(225)	771
Reported net income (loss)	1,264	850	543	506	(156)	3,007
Average Assets	233,332	122,299	39,559	342,594	82,801	820,585

(1)	Corporate Services includes Technology and Operations.
(2)
Operating groups report on a taxable equivalent basis (“teb”). Revenue and the provision for income taxes are increased on tax-exempt
securities to an equivalent
before-tax
basis to facilitate comparisons of income between taxable and tax-exempt
sources. The offset to the groups’ teb adjustments is reflected in Corporate Services revenue and provision for income taxes.

  Certain comparative figures have been reclassified to conform with the current period’s presentation.